Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
(dollars in thousands)	2019	2018

Balance, Beginning	$692	$745
New loans	4,777	114
Repayments	(3,855)	(167)
Transactions due to changes in directors	4,793	-
Balance, Ending	$6,407	$692